INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of the Components of Income Tax Expense (Benefit)
	For the Years Ended
	December 31,
	2012	2011
Current tax expense:
Federal	$0	$0
State	0	0
Current tax expense	0	0

Deferred tax expense (benefit):
Allowance for doubtful accounts	(368)	5,072
Bonus accrual	5,073	(3,391)
Vacation accrual	8,356	(337)
Goodwill	(355,689)	(218,377)
Net operating loss carryforward	16,012	22,533
Subtotal deferred tax expense/(benefit)	(326,618)	(194,500)
Income tax expense/(benefit)	$(326,618)	$(194,500)

Schedule of the Reconciliation of Income Tax Expense
For the Years Ended
	December 31,
	2012	2011
Current deferred tax assets:
Computed tax at the expected statutory rate	$(307,555)	$(184,259)
State and local income taxes, net of federal	(20,083)	(11,959)
Other non-deductible expenses	1,020	1,718
Income tax expense/(benefit)	$(326,618)	$(194,500)

Schedule of Deferred Tax Assets
December 31,	December 31,
	2012	2011
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$7,318	$6,950
Bonus accrual	0	5,072
Vacation accrual	0	8,356
Total current deferred tax assets (liabilities)	7,318	20,377

Long-term deferred tax assets (liabilities):
Excess of goodwill/intangible assets amortization for book over tax	368,050	12,362
Net operating loss carryforward	56,214	72,226
Total long-term deferred tax assets (liabilities)	$424,264	$84,588
Net term deferred tax assets (liabilities)	$431,582	$104,965